Trade And Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Schedule of Other Payables

Other payables

	December 31,	June 30,
	2022	2023
Payables for cash-settled long-term incentive plan (Note 17)	$234,448	$478,808
Payable for salaries and bonus	1,375,627	873,768
Payable for professional fee	560,578	767,368
Others	154,385	293,625
Ending balance	$2,325,038	$2,413,569
Maturity analysis:
On demand or within 1 year	$2,325,038	$2,413,569